SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Basis of presentation of financial statements
a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board.

The Company's financial statements have been prepared on a cost basis, except for financial assets and liabilities (including derivatives) which are presented at fair value through profit or loss.

The Company has elected to present profit or loss items using the function of expense method.

Consolidated financial statements
b.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Functional currency, presentation currency and foreign currency
c.	Functional currency, presentation currency and foreign currency:

1.	Functional currency and presentation currency:

The presentation currency of the financial statements is the U.S. dollar.

The Company and its subsidiaries determine the functional currency of each entity, and this currency is used to separately measure each entity's financial position and operating results. The Company's functional currency is the U.S. dollar.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences, other than those capitalized to qualifying assets or accounted for as hedging transactions in equity, are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

Cash equivalents
d.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty.

Short-term deposits
e.	Short-term deposits:

Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment but less than one year and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Government grants
f.	Government grants:

Government grants received from the Israel Innovation Authority (“IIA”, former “Office of the Chief Scientist in Israel” ("OCS")), the Israel-U.S. Binational Industrial Research and Development Foundation ("BIRD") and the Canada-Israel Industrial Research and Development Foundation ("CIIRDF") are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales.

A liability for the loan is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability. If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

In each reporting date, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (since the Company will not be required to pay royalties) based on the best estimate of future sales and using the original effective interest method, and if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development expenses.

Amounts paid as royalties are recognized as settlement of the liability.

Non-refundable grants from the IIA and the European Union Horizon 2020 (“EU”) for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development expenses.

Leases
g.	Leases:

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and are made at the inception of the lease in accordance with the following principles as set out in IAS 17.

The Company is only involved in operating lease transaction as a lessee.

Leases in which substantially all the risks and rewards of ownership of the leased asset are not transferred to the Company are classified as operating leases. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Property, plant and equipment
h.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Laboratory equipment	10-33.33	15
Computers and peripheral equipment	33.33
Office equipment and furniture	6
Motor vehicles	15
Leasehold improvements	see below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Impairment of non-financial assets
i.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable.

If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

Revenue recognition
j.	Revenue recognition:

Revenues are recognized in profit or loss when the revenues can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Company and the costs incurred or to be incurred in respect of the transaction can be measured reliably. Revenues are measured at the fair value of the consideration received.

The following are the specific revenue recognition criteria which must be met before revenue is recognized:

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Revenues from agreements that do not contain a general right of return and are composed of multiple elements such as license, services, royalties and milestone events are allocated to the different elements and are recognized in respect of each element separately. An element constitutes a separate accounting unit if and only if it has a separate value to the customer. Revenue from each element is recognized when the criteria for revenue recognition have been met and only to the extent of the consideration that is not contingent upon completion or performance of future services in the contract.

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Revenues from research and development services as part of the Company's collaboration agreements are recognized as service revenues. Recognition of the service is throughout the services period and is determined based on the proportion of actual costs incurred for each reporting period to the estimated total costs, subject to the enforceable rights.

-	Revenues from milestone events stipulated in the agreements are recognized upon the occurrence of a substantive element specified in the agreement.

Deferred revenues and other advances:

Deferred revenues and other advances are unearned amounts including up-front payments received from customers not yet recognized as revenues. Up-front payments received upon entering into the collaboration agreements are initially deferred when received and then recognized as service revenues over the duration of the relevant contract based on the proportion of actual costs incurred for each reporting period to the estimated total costs of the collaboration.

Taxes on income
k.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income (loss) or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Financial instruments
l.	Financial instruments:

1.	Financial assets:

Financial assets within the scope of IAS 39 are initially recognized at fair value plus directly attributable transaction costs, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

After initial recognition, the accounting treatment of financial assets is based on their classification as follows:

a)	Financial assets at fair value through profit or loss:

This category includes financial assets held for trading and financial assets designated upon initial recognition as at fair value through profit or loss.

b)	Loans and receivables:

Loans and receivables are investments with fixed or determinable payments that are not quoted in an active market. After initial recognition, loans are measured based on their terms at amortized cost plus directly attributable transaction costs using the effective interest method and less any impairment losses. Short-term borrowings are measured based on their terms, normally at face value.

2.	Financial liabilities at amortized cost:

Financial liabilities at amortized cost are initially recognized at fair value. Loans and other liabilities measured at amortized cost are presented less direct transaction costs.

After initial recognition, these loans and other liabilities are measured based on their terms at amortized cost less directly attributable transaction costs using the effective interest method.

3.	Derecognition of financial instruments:

a)	Financial assets:

A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b)	Financial liabilities:

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor (the Company) discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

When an existing financial liability is exchanged with another liability from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is accounted for as an extinguishment of the original liability and the recognition of a new liability. The difference between the carrying amounts of the above liabilities is recognized in profit or loss. If the exchange or modification is not substantial, it is accounted for as a change in the terms of the original liability and no gain or loss is recognized on the exchange. When evaluating whether the change in the terms of an existing liability is substantial, the Company takes into account both quantitative and qualitative considerations.

Derivative financial instruments designated as hedges
m.	Derivative financial instruments designated as hedges:

The Company entered into contracts for derivative financial instruments such as forward currency contracts to hedge risks associated with foreign exchange rate fluctuations.

Any gains or losses arising from changes in the fair values of derivatives that do not qualify for hedge accounting are recorded immediately in profit or loss.

Hedges qualify for hedge accounting, among others, when at inception of the hedging relationship there is a formal designation and documentation of the hedging relationship and of the Company's risk management objective and strategy for undertaking the hedge. Hedges are assessed on an ongoing basis to determine whether they are highly effective during the reporting period for which the hedge is designated. Hedges that meet the criteria for hedge accounting are accounted for as follows:

Cash flow hedges:

The effective portion of the change in the fair value of the hedging instrument is recognized in other comprehensive income (loss) while any ineffective portion is recognized immediately in profit or loss.

Amounts recognized as other comprehensive income (loss) are reclassified to profit or loss when the hedged transaction affects profit or loss, such as when the hedged income or expense is recognized or when a forecasted transaction occurs.

If the forecast transaction or firm commitment is no longer expected to occur, amounts previously recognized in other comprehensive income (loss) are reclassified to profit or loss. If the hedging instrument expires or is sold, terminated or exercised, or if its designation as a hedge is revoked, amounts previously recognized in other comprehensive income (loss) remain in other comprehensive income (loss) until the forecast transaction or firm commitment occurs.

Fair value measurement
n.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	Inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Provisions
o.	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Employee benefit liabilities
p.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans pursuant to section 14 to the Severance Pay Law under which the Company pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee's services.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies ("the plan assets"). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company's own creditors and cannot be returned directly to the Company.

Share-based payment transactions
q.	Share-based payment transactions:

The Company's employees and consultants are entitled to remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

As for consultants, the cost of the transactions is measured at the fair value of the services received as consideration for equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award ("the vesting period"). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company's best estimate of the number of equity instruments that will ultimately vest. No expense is recognized for awards that do not ultimately vest.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee or other service provider at the modification date.

Loss per share
r.	Loss per share:

Loss per share is calculated by dividing the net loss attributable to equity holders of the Company by the weighted number of ordinary shares outstanding during the period.

Potential ordinary shares are included in the computation of diluted earnings per share when their conversion decreases earnings per share from continuing operations.